Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2025
Commitments and Contingencies [Abstract]
Schedule of Composition of Pledged Shares	Composition of pledged shares of Matrix owned by Formula as of December 31, 2025:
	December 31, 2025
	Formula’s Series D Secured Debentures	Formula’s Series C Secured Debentures
Matrix ordinary shares, par value NIS 1.0 per share	2,350,272	2,265,931